Post-employment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 622,000	$ 479,000
Post-employment benefit plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected contributions paid by employer under post-employment benefit plans	$ 730,000